9. BUSINESS SEGMENTS	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS

9.   BUSINESS SEGMENTS

The Company operates three reportable business segments: Real Estate Leasing, Wholesale Supply, and Finance, Consulting and Ancillary Services. Real Estate Leasing owns, operates, and leases warehouse and office space to tenants. The Company’s Wholesale Supply segment primarily serves as reseller of packaging products and supplies to retail and manufacturing companies. Inventory for the Wholesale Supply segment is primarily comprised of packaging products for retailers and materials for manufacturers and there was no reserve for excess and obsolete inventory at September 30, 2014. The Company’s Consulting Services segment provides business advice and management services.

For the three months ended September 30, 2014:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$14,178	$28,764	$(13,600)	$29,342
Operating expenses and other	1,638,929	18,702	91,371	27,000	1,776,002
Loss from continuing operations	$(1,638,929)	$(4,524)	$(62,607)	$(40,600)	$(1,746,660)

For the three months ended September 30, 2013:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$-	$-	$-	$-
Operating expenses and other	313,059	-	150,000	-	463,059
Loss from continuing operations	$(313,059)	$-	$(150,000)	$-	$(463,059)

For the nine months ended September 30, 2014:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$14,613	$86,294	$40,000	$140,907
Operating expenses and other	3,006,692	63,982	164,592	81,030	3,316,296
Loss from continuing operations	$(3,006,692)	$(49,369)	$(78,298)	$(41,030)	$(3,175,389)
Property and equipment, net	$-	$-	$489,907	$-	$489,907
Receivables, net	$-	$-	$33,598	$-	$33,598
Inventory	$-	$62,805	$-	$-	$62,805

From June 5, 2013 (Inception) to September 30, 2013:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$-	$-	$-	$-
Operating expenses and other	313,059	-	150,000	-	463,059
Loss from continuing operations	$(313,059)	$-	$(150,000)	$-	$(463,059)